Short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of short-term investments

	December 31, 2024	December 31, 2023
Unrestricted
Maturing within three months	415,072	639,133
Maturing between three to six months	74,524	321,850
Maturing between six to twelve months	—	51,442
Total unrestricted short-term investments	489,596	1,012,425

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Interest earning demand and term deposits	90,430	25,612
Total restricted short-term investments	90,430	25,612

Total short-term investments	580,026	1,038,037